INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes paid (refund) [abstract]
Disclosure of detailed information about effective income tax recovery [Table Text Block]
For the year ended December 31,	2024	2023

Statutory tax rate	27.00%	27.00%

Loss before taxes	6,921,830	3,338,299

Income tax recovery calculated at statutory rate	1,869,000	901,000

Non-deductible expenditures	(658,000)	(297,000)
Amounts expensed for tax purposes only	884,000	226,000
Unrecognized tax benefit	(5,267,000)	(830,000)
Adjustment of prior year tax estimates and other	3,172,000	-

INCOME TAX	-	-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
As at December 31,	2024	2023
	$	$
Deferred income tax assets:
Property, plant and equipment	243,000	-
Share issuance costs	-	342,000
Investment tax credits	340,000	-
Non-capital losses	5,557,000	5,599,000
Other items	-	413,000

DEFERRED TAX ASSET	6,140,000	6,354,000

Deferred income tax liabilities:
Exploration and evaluation assets	(6,047,000)	(6,267,000)
Marketable securities	(93,000)	(87,000)

DEFERRED TAX LIABILITY	(6,140,000)	(6,354,000)

NET DEFERRED INCOME TAX LIABILITY	-	-

Disclosure of deductible temporary differences [Table Text Block]
As at December 31,	2024	Expiry dates	2023
	$		$

Non-capital losses	20,627,000	2030 - 2044	9,608,000
Property, plant and equipment	659,000	No expiry	-
Share issuance costs	3,114,000	2045 - 2048	-
Investment tax credits	3,041,000	2025 - 2030	-

TOTAL	27,441,000		9,608,000